Oppenheimer Capital Appreciation Fund

Supplement dated January 23, 2014 to the

Statement of Additional Information

This supplement amends the Statement of Additional Information (“SAI”) of Oppenheimer Capital Appreciation Fund (the “Fund”), dated December 27, 2013, and is in addition to any other supplements.

Effective immediately:

1.	The table under the section titled “Major Shareholders,” on page 37 of the SAI, has been deleted in its entirety and replaced with the following:

Name	Address	% Owned	Share Class
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	ATTN FUND ADMN 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.34%	C
BROWN BROTHERS HARRIMAN & CO FBO NEW MEXICO SAVINGS PLAN - S AGES 9-11 YEARS PORTFOLIO	ATTN: BRADLEY HEBERT 6801 S TUCSON WAY STE 100 CENTENNIAL CO 80112-4132	7.79%	Y
NEW MEXICO SAVINGS PLAN - SE AGGRESSIVE/EQUITY PORTFOLIO	ATTN FUND OPERATIONS (2-FA) 6803 S TUCSON WAY CENTENNIAL CO 80112-3924	7.74%	Y
TAYNIK & CO	1200 CROWN COLONY DRIVE QUINCY MA 02169-0938	5.77%	Y
BROWN BROTHERS HARRIMAN & CO FBO STATE FARM COLLEGE SAVINGS 7-12 YEARS TO COLLEGE PORTFOLIO	ATTN: BRADLEY HEBERT 6801 S TUCSON WAY STE 100 CENTENNIAL CO 80112-4132	5.32%	Y
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	ATTN FUND ADMN 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.15%	Y
BROWN BROTHERS HARRIMAN & CO FBO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION	ATTN: BRADLEY HEBERT 6801 S TUCSON WAY STE 100 CENTENNIAL CO 80112-4132	39.61%	I
BROWN BROTHERS HARRIMAN & CO FBO OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR	ATTN: BRADLEY HEBERT 6801 S TUCSON WAY STE 100 CENTENNIAL CO 80112-4132	26.23%	I
BROWN BROTHERS HARRIMAN & CO FBO OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND	ATTN: BRADLEY HEBERT 6801 S TUCSON WAY STE 100 CENTENNIAL CO 80112-4132	15.56%	I
BROWN BROTHERS HARRIMAN & CO FBO OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION TACT COMP	ATTN: BRADLEY HEBERT 6801 S TUCSON WAY STE 100 CENTENNIAL CO 80112-4132	10.00%	I
BROWN BROTHERS HARRIMAN & CO FBO OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR	ATTN: BRADLEY HEBERT 6801 S TUCSON WAY STE 100 CENTENNIAL CO 80112-4132	5.48%	I

January 23, 2014	PX0320.019